Commitments and Contingencies - Schedule of limited partners' callable commitments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		$ 761,000,000.0	$ 678,800,000
Real Estate Funds
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		677,000,000.0	586,800,000
Real Estate Funds | TREA Flagler Venture, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		49,600,000	0
Real Estate Funds | LCS SHIP Venture I, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		28,100,000	28,100,000
Real Estate Funds | Townsend Group Value-Add Fund
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		241,900,000	250,000,000.0
Real Estate Funds | Grubb Southeast Real Estate Fund VI, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		81,500,000	86,600,000
Real Estate Funds | Silverpeak - REA Alt Inv Fund LP
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		81,100,000	0
Real Estate Funds | Veritas Trophy VI, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		29,400,000	35,800,000
Right to call capital, period from initial contribution date	18 months
Reduction to committed capital, if no capital call in initial contribution period	$ 15,000,000.0
If capital call occurs, modified commitment period, from first call date	3 years
Real Estate Funds | SP V - II, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		67,100,000	74,900,000
Real Estate Funds | JCR Capital - REA Preferred Equity Parallel Fund
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		92,300,000	100,000,000.0
Real Estate Funds | Taconic New York City GP Fund
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		6,000,000.0	11,400,000
Loans Receivable
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		84,000,000.0	92,000,000.0
Loans Receivable | SCG Oakland Portfolio Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		6,500,000	7,000,000.0
Loans Receivable | BREP VIII Industrial Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		15,500,000	14,100,000
Loans Receivable | 311 South Wacker Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		5,400,000	7,600,000
Loans Receivable | Rosemont Towson Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		1,200,000	1,200,000
Loans Receivable | Liberty Park Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		3,100,000	5,000,000.0
Loans Receivable | San Diego Office Portfolio Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		7,000,000.0	10,000,000.0
Loans Receivable | San Diego Office Portfolio Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		2,300,000	3,300,000
Loans Receivable | MRA Hub 34 Holding, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		1,500,000	1,500,000
Loans Receivable | 1330 Broadway Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		10,900,000	14,000,000.0
Loans Receivable | Colony New England Hotel Portfolio Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		14,100,000	14,100,000
Loans Receivable | Colony New England Hotel Portfolio Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		4,700,000	4,700,000
Loans Receivable | Exo Apartments Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		7,100,000	7,100,000
Loans Receivable | Exo Apartments Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		2,400,000	2,400,000
Loans Receivable | Five Oak Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		$ 2,300,000	$ 0